COMMITMENTS AND CONTINGENT LIABILITIES (Commitments) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Future minimum lease commitments:
2016	$ 116
2017	117
2018	110
2019	108
2020 and thereafter	732
Future minimum lease commitments	$ 1,183
Royalty Commitment with Office of Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalties as a percent of grants received	100.00%
Minimum [Member] | Royalty Commitment with Office of Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Maximum [Member] | Royalty Commitment with Office of Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.50%